Finance income (Tables)	12 Months Ended
Dec. 31, 2022
Finance income.
Schedule of Finance income

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Interest income	112,862	125,176	545,733
Dividend income	141,030	1,273	42,878
	253,892	126,449	588,611